                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02090

                              Van Kampen Bond Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/04

Item 1. Report to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Bond Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2004.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 12/31/04

BOND FUND
SYMBOL: VBF
---------------------------------------------------------
AVERAGE ANNUAL                    BASED ON     BASED ON
TOTAL RETURNS                       NAV      MARKET PRICE

10-year                            8.15%        8.19%

5-year                             7.79%        9.74%

1-year                             5.90%        4.94%

6-month                            5.82%        7.63%
---------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND FUND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The NAV per share is determined by dividing the value of the fund's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the fund's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers BBB Corporate Bond Index is generally representative of corporate bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2004

Van Kampen Bond Fund is managed by the Adviser's Taxable Fixed-Income team.(1) Current team members include Sheila Finnerty and David S. Horowitz, Managing Directors of the Adviser; and Gordon W. Loery, Executive Director of the Adviser.

MARKET CONDITIONS

The review period began with a "soft patch" in the economic recovery. The June employment data released on July 2 reported that non-farm payrolls grew by much less than the median forecast. This included downward revision of prior reports and was followed by the June Consumer Price Index (CPI) report, which suggested that inflation was contained and that the spike in CPI earlier in the year may have been temporary. After the release of the July employment data, another disappointing number, bond prices surged and yields dropped. Although the lackluster data prompted speculation that the Federal Reserve Board ("the Fed") might postpone the interest rate increases, the Fed continued to raise rates by 25 basis point increments at each of its remaining meetings.

Economic data released in September and October showed signs of strength, and investors' attention soon turned toward increasing oil prices and the upcoming U.S. presidential election. The bond market reversed course due largely to these factors. Sentiment in the bond market was further undermined by a combination of issues including high and rising oil prices, a string of weaker-than-expected employment reports, uncertainty surrounding the outcome of the presidential election and concern over both the U.S. trade deficit and budget deficit. The conclusion of the presidential election and a respite in climbing oil prices led to slight gains in the bond market in the last weeks of the period.

The Fed's actions, combined with its stated intention to increase rates well into 2005, led to largely rising yields at the very short end of the market. Yields on intermediate and longer-maturity securities trended lower, however, and ended the period slightly lower.

Against this mixed backdrop, performance varied over the major segments of the fixed-income market. Yield spreads on corporate securities narrowed and medium- and lower-quality issues generated better relative performance than higher-quality issues.

(1)Team members may change at any time without notice.
 2

PERFORMANCE ANALYSIS

Closed-end fund returns can be calculated upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the fund's portfolio securities, cash and other assets, minus all liabilities, by the total number of common shares outstanding, whereas market price reflects the supply and demand for shares. As a result, the two returns may differ significantly, as they did during the reporting period. The fund showed a 5.82 percent gain on an NAV basis and a 7.63 percent gain on a market-price basis. The fund's returns at NAV and market-price basis outperformed its benchmark, the Lehman Brothers BBB Corporate Bond Index. (See table below.)

One of our key strategies in managing the fund was to emphasize medium-quality issues. These positions benefited from the market's general preference for the attractive yields of medium- and lower-quality issues during the period, and supported the fund's outperformance of its benchmark. The fund also benefited from key exposures in the gaming & lodging, energy and utilities sectors, all of which gained on improved earnings and reduced debt ratios. The fund's portfolio was also overweight relative to the Lehman Brothers BBB Corporate Bond Index in its exposure to the insurance industry, which outperformed.

The fund's interest rate exposure was somewhat disappointing during the period. While our analysis was correct in indicating that interest rates were likely to move upward in 2004, that upward movement was largely limited to shorter-maturity securities. As a result, the fund's strategy of keeping its duration (a measure of interest rate sensitivity) below that of its benchmark served to limit its exposure to the ongoing gains of longer-maturity securities.

There is no guarantee that any securities will continue to perform well or be held by the fund in the future.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDING DECEMBER 31, 2004

-----------------------------------------------------
                                LEHMAN BROTHERS
      BASED ON     BASED ON      BBB CORPORATE
        NAV      MARKET PRICE     BOND INDEX

       5.82%        7.63%           -0.27%
-----------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND FUND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE PERFORMANCE SUMMARY FOR ADDITIONAL PERFORMANCE INFORMATION AND INDEX DEFINITION.

RATINGS ALLOCATION AS OF 12/31/04
AAA/Aaa                                                          12.5%
AA/Aa                                                             5.1
A/A                                                              23.6
BBB/Baa                                                          49.5
BB/Ba                                                             8.1
B/B                                                               1.2

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 12/31/04
Electric                                                          9.5%
Banking                                                           6.5
Automotive                                                        6.2
Healthcare                                                        5.2
Wireline Communications                                           4.4
Railroads                                                         4.4
Noncaptive--Consumer Finance                                      4.0
Integrated Energy                                                 3.9
Media--Noncable                                                   3.3
Property & Casualty                                               3.3
Retail                                                            3.0
Government Agency Obligations                                     2.9
Lodging                                                           2.7
Brokerage                                                         2.6
Gaming                                                            2.3
Paper                                                             2.2
Media--Cable                                                      2.1
Noncaptive--Diversified Finance                                   2.0
Food/Beverage                                                     2.0
Life Insurance                                                    1.7
Natural Gas Pipelines                                             1.7
Construction Machinery                                            1.6
Environmental Services                                            1.4
Diversified Manufacturing                                         1.4
Entertainment                                                     1.3
Aerospace & Defense                                               1.3
Consumer Products                                                 1.2
Supermarkets                                                      1.1
Independent Energy                                                1.1
Chemicals                                                         0.9
Tobacco                                                           0.9
Real Estate Investment Trusts                                     0.8
Airlines                                                          0.8
Technology                                                        0.6
Transportation Services                                           0.4
Textile                                                           0.4
Wireless Communications                                           0.4
Services                                                          0.4

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 12/31/04
                                       (continued from previous page)
Refining                                                          0.3
Oil Field Services                                                0.2
                                                                -----
Total Long-Term Investments                                      92.4%
Total Short-Term Investments                                      7.6
                                                                -----
Total Investments                                               100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of total investments. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, each Van Kampen fund makes portfolio holdings information available by periodically providing the information on its public web site, www.vankampen.com. Each Van Kampen fund provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 30 days after the close of the calendar quarter. Van Kampen closed-end funds do not presently provide partial lists of their portfolio holdings on a monthly basis, but may do so in the future.

       You may obtain copies of a fund's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          CORPORATE BONDS 88.5%
          AEROSPACE & DEFENSE 1.3%
$1,130    Northrop Grumman Corp. ......................... 7.125%   02/15/11   $  1,298,434
   407    Raytheon Co. ................................... 4.500    11/15/07        416,691
   875    Raytheon Co. ................................... 8.300    03/01/10      1,037,981
    65    Raytheon Co. ................................... 4.850    01/15/11         66,686
                                                                               ------------
                                                                                  2,819,792
                                                                               ------------
          AIRLINES  0.8%
   224    Continental Airlines, Inc. ..................... 6.648    09/15/17        217,851
   995    Continental Airlines, Inc. ..................... 6.900    01/02/18        998,474
   527    Continental Airlines, Inc. ..................... 6.545    02/02/19        523,886
                                                                               ------------
                                                                                  1,740,211
                                                                               ------------
          AUTOMOTIVE  6.1%
   430    AutoNation, Inc. ............................... 9.000    08/01/08        493,425
   265    DaimlerChrysler North America Holding Corp. .... 7.300    01/15/12        301,262
 1,280    DaimlerChrysler North America Holding Corp. .... 8.500    01/18/31      1,604,060
 2,490    Ford Motor Credit Co. .......................... 7.250    10/25/11      2,673,939
   640    General Motors Acceptance Corp. ................ 4.500    07/15/06        640,625
 4,125    General Motors Acceptance Corp. ................ 6.875    09/15/11      4,232,902
 2,865    General Motors Acceptance Corp. ................ 8.000    11/01/31      2,953,133
   780    General Motors Corp. ........................... 8.375    07/15/33        810,383
                                                                               ------------
                                                                                 13,709,729
                                                                               ------------
          BANKING  6.4%
 2,230    Bank of America Corp. .......................... 3.375    02/17/09      2,187,168
   545    Citigroup, Inc. ................................ 6.000    02/21/12        597,088
 2,110    Citigroup, Inc. ................................ 5.625    08/27/12      2,250,522
 3,340    JPMorgan Chase & Co. ........................... 6.750    02/01/11      3,756,905
   400    MBNA America Bank NA............................ 7.125    11/15/12        455,698
 1,625    MBNA Corp. ..................................... 6.125    03/01/13      1,744,364
 1,350    Wachovia Corp. ................................. 3.625    02/17/09      1,335,720
   925    Washington Mutual Bank FA....................... 5.500    01/15/13        956,796
   900    Washington Mutual, Inc. ........................ 8.250    04/01/10      1,054,085
                                                                               ------------
                                                                                 14,338,346
                                                                               ------------
          BROKERAGE  2.6%
 1,670    Goldman Sachs Group, Inc. ...................... 6.875    01/15/11      1,886,410
   185    Goldman Sachs Group, Inc. ...................... 5.250    10/15/13        189,605
 2,000    Lehman Brothers Holdings, Inc. ................. 8.500    05/01/07      2,223,258
   943    World Financial Prop., 144A-- Private Placement
          (a)............................................. 6.910    09/01/13      1,044,076
   429    World Financial Prop., 144A-- Private Placement
          (a)............................................. 6.950    09/01/13        475,733
                                                                               ------------
                                                                                  5,819,082
                                                                               ------------

See Notes to Financial Statements                                              7

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          CHEMICALS  0.9%
$   60    FMC Corp. ...................................... 10.250%  11/01/09   $     69,150
   640    ICI Wilmington, Inc. ........................... 4.375    12/01/08        644,185
 1,285    Sealed Air Corp., 144A--Private Placement (a)... 5.625    07/15/13      1,331,601
                                                                               ------------
                                                                                  2,044,936
                                                                               ------------
          CONSTRUCTION MACHINERY  1.6%
 2,045    Caterpillar Financial Services Corp., Ser F..... 3.625    11/15/07      2,048,626
 1,320    Kennametal, Inc. ............................... 7.200    06/15/12      1,468,970
                                                                               ------------
                                                                                  3,517,596
                                                                               ------------
          CONSUMER PRODUCTS  1.2%
   855    Clorox Co., 144A--Private Placement (Variable
          Rate Coupon) (a)................................ 2.544    12/14/07        855,257
 1,305    Xerox Corp. .................................... 7.125    06/15/10      1,415,925
   325    Xerox Corp. .................................... 6.875    08/15/11        347,750
                                                                               ------------
                                                                                  2,618,932
                                                                               ------------
          DIVERSIFIED MANUFACTURING  1.3%
 1,275    Cooper Industries, Inc. ........................ 5.250    07/01/07      1,321,692
   705    Hutchison Whampoa International Ltd., 144A--
          Private Placement (Cayman Islands) (a).......... 5.450    11/24/10        731,253
   890    Hutchison Whampoa International Ltd., 144A--
          Private Placement (Cayman Islands) (a).......... 6.500    02/13/13        960,973
                                                                               ------------
                                                                                  3,013,918
                                                                               ------------
          ELECTRIC  9.4%
   725    Appalachian Power Co., Ser H.................... 5.950    05/15/33        735,017
 1,250    Arizona Public Service Co. ..................... 5.800    06/30/14      1,337,270
   370    CenterPoint Energy.............................. 7.750    02/15/11        431,837
   625    Cincinnati Gas & Electric Co. .................. 5.700    09/15/12        663,177
   425    Cincinnati Gas & Electric Co., Ser A............ 5.400    06/15/33        407,195
   375    Cincinnati Gas & Electric Co., Ser B............ 5.375    06/15/33        357,978
   780    Columbus Southern Power Co., Ser B.............. 6.600    03/01/33        875,518
   865    Detroit Edison Co. ............................. 6.125    10/01/10        944,737
   960    Duquesne Light Co. ............................. 6.700    04/15/12      1,074,464
   655    Entergy Gulf States, Inc. ...................... 3.600    06/01/08        644,903
   900    Entergy Gulf States, Inc. (Variable Rate
          Coupon)......................................... 2.800    12/01/09        899,896
 1,660    Exelon Corp. ................................... 6.750    05/01/11      1,859,333
   255    Indianapolis Power & Light Co., 144A-- Private
          Placement (a)................................... 6.300    07/01/13        274,197
   545    Monongahela Power Co. .......................... 5.000    10/01/06        557,567
   390    Nevada Power Co. ............................... 9.000    08/15/13        458,250
 1,323    Niagara Mohawk Power Corp., Ser F............... 7.625    10/01/05      1,366,836
   685    NiSource Finance Corp. ......................... 7.625    11/15/05        710,101
   900    NiSource Finance Corp. (Variable Rate Coupon)... 2.915    11/23/09        899,968
 1,660    Ohio Edison Co. ................................ 5.450    05/01/15      1,687,123
   180    Ohio Power Co., Ser E........................... 6.600    02/15/33        202,032
 1,215    Pacific Gas & Electric Co. ..................... 6.050    03/01/34      1,266,316
   180    PSEG Energy Holdings, Inc. ..................... 7.750    04/16/07        191,250

 8                                             See Notes to Financial Statements

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          ELECTRIC (CONTINUED)
$  650    PSEG Energy Holdings, Inc. ..................... 8.625%   02/15/08   $    716,625
   140    Reliant Energy, Inc. ........................... 6.750    12/15/14        139,825
   195    Southern CA Edison Co. ......................... 5.000    01/15/14        198,514
   365    Texas-New Mexico Power Co. ..................... 6.250    01/15/09        385,728
   255    TXU Corp., Ser J................................ 6.375    06/15/06        264,834
   805    TXU Energy Co. ................................. 7.000    03/15/13        900,487
   560    Wisconsin Electric Power........................ 3.500    12/01/07        558,134
    65    Wisconsin Electric Power........................ 5.625    05/15/33         66,353
                                                                               ------------
                                                                                 21,075,465
                                                                               ------------
          ENTERTAINMENT  1.3%
   590    AOL Time Warner, Inc. .......................... 7.700    05/01/32        723,942
   180    Park Place Entertainment Corp. ................. 7.500    09/01/09        201,150
   930    Time Warner, Inc. .............................. 6.875    05/01/12      1,060,685
   135    Time Warner, Inc. .............................. 6.625    05/15/29        145,918
   660    Time Warner, Inc. .............................. 7.625    04/15/31        800,952
                                                                               ------------
                                                                                  2,932,647
                                                                               ------------
          ENVIRONMENTAL SERVICES  1.4%
   830    Republic Services, Inc. ........................ 6.750    08/15/11        933,572
 1,500    Waste Management, Inc. ......................... 7.000    10/15/06      1,589,332
   550    Waste Management, Inc. ......................... 7.375    08/01/10        631,171
                                                                               ------------
                                                                                  3,154,075
                                                                               ------------
          FOOD/BEVERAGE  1.9%
 1,155    Kraft Foods, Inc. .............................. 5.625    11/01/11      1,224,811
   500    Kraft Foods, Inc. .............................. 6.250    06/01/12        549,702
 1,420    Smithfield Foods, Inc. ......................... 8.000    10/15/09      1,579,750
   105    Smithfield Foods, Inc. ......................... 7.750    05/15/13        117,337
   710    YUM! Brands, Inc. .............................. 8.875    04/15/11        878,313
                                                                               ------------
                                                                                  4,349,913
                                                                               ------------
          GAMING  2.3%
   875    Harrahs Operating Co., Inc. .................... 5.500    07/01/10        906,802
 1,495    Harrahs Operating Co., Inc. .................... 8.000    02/01/11      1,738,510
 1,175    MGM Mirage, Inc. ............................... 8.500    09/15/10      1,342,437
   455    MGM Mirage, Inc. ............................... 6.750    09/01/12        481,162
   645    Station Casinos, Inc. .......................... 6.000    04/01/12        660,319
                                                                               ------------
                                                                                  5,129,230
                                                                               ------------
          HEALTHCARE  5.1%
 3,205    Aetna, Inc. .................................... 7.375    03/01/06      3,337,395
   260    AmerisourceBergen Corp. ........................ 8.125    09/01/08        290,550
   435    Fisher Scientific International, Inc., 144A--
          Private Placement (a)........................... 6.750    08/15/14        468,712
   205    HCA, Inc. ...................................... 7.875    02/01/11        226,082
   800    HCA, Inc. ...................................... 6.300    10/01/12        812,597
   285    HCA, Inc. ...................................... 7.190    11/15/15        299,096
 1,835    Health Net, Inc. ............................... 9.875    04/15/11      2,216,363
   620    Tenet Healthcare Corp. ......................... 7.375    02/01/13        604,500

See Notes to Financial Statements                                              9

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          HEALTHCARE (CONTINUED)
$  915    Tenet Healthcare Corp. ......................... 6.875%   11/15/31   $    784,612
 1,130    UnitedHealth Group, Inc. ....................... 5.200    01/17/07      1,171,074
   650    WellPoint, Inc., 144A--Private Placement (a).... 3.750    12/14/07        650,107
   590    WellPoint, Inc., 144A--Private Placement (a).... 4.250    12/15/09        590,370
                                                                               ------------
                                                                                 11,451,458
                                                                               ------------
          INDEPENDENT ENERGY  1.1%
   285    Kerr-McGee Corp. ............................... 5.875    09/15/06        295,805
   470    Kerr-McGee Corp. ............................... 6.625    10/15/07        503,769
 1,265    Kerr-McGee Corp. ............................... 7.875    09/15/31      1,554,030
                                                                               ------------
                                                                                  2,353,604
                                                                               ------------
          INTEGRATED ENERGY  3.9%
 1,625    Amerada Hess Corp. ............................. 7.875    10/01/29      1,928,426
   720    Conoco Funding Co. (Canada)..................... 6.350    10/15/11        804,766
 1,500    Conoco, Inc. ................................... 6.950    04/15/29      1,776,894
   230    Consumers Energy Co., Ser D..................... 5.375    04/15/13        238,261
   790    Consumers Energy Co., Ser F..................... 4.000    05/15/10        776,870
   190    Consumers Energy Co., Ser H..................... 4.800    02/17/09        195,113
   670    Marathon Oil Corp. ............................. 5.375    06/01/07        697,105
 1,370    Occidental Petroleum Corp. ..................... 8.450    02/15/29      1,861,448
   270    Transcontinental Gas Pipe Line Corp. ........... 8.875    07/15/12        329,737
                                                                               ------------
                                                                                  8,608,620
                                                                               ------------
          LIFE INSURANCE  1.7%
   475    John Hancock Financial Services, Inc. .......... 5.625    12/01/08        504,935
 2,285    Marsh & McLennan Cos., Inc. .................... 5.875    08/01/33      2,124,195
   105    Metlife, Inc. .................................. 6.125    12/01/11        114,273
   585    Nationwide Financial Services, Inc. ............ 6.250    11/15/11        638,708
   300    Prudential Holdings, LLC, 144A--Private
          Placement (a)................................... 7.245    12/18/23        357,104
                                                                               ------------
                                                                                  3,739,215
                                                                               ------------
          LODGING  2.7%
 1,490    Hilton Hotels Corp. ............................ 7.625    12/01/12      1,745,094
 1,325    Hyatt Equities, LLC, 144A--Private Placement
          (a)............................................. 6.875    06/15/07      1,394,865
   610    Marriott International, Inc., Ser D............. 8.125    04/01/05        617,142
   375    Marriott International, Inc., Ser E............. 7.000    01/15/08        409,047
   185    Starwood Hotels & Resorts Worldwide, Inc. ...... 7.375    05/01/07        198,181
 1,375    Starwood Hotels & Resorts Worldwide, Inc. ...... 7.875    05/01/12      1,577,813
                                                                               ------------
                                                                                  5,942,142
                                                                               ------------
          MEDIA--CABLE  2.1%
   490    Comcast Cable Communications, Inc. ............. 8.375    05/01/07        542,205
 1,785    Comcast Cable Communications, Inc. ............. 6.750    01/30/11      2,007,050
    90    Comcast Cable Communications, Inc. ............. 7.125    06/15/13        104,438
 1,095    Cox Communications, Inc., 144A-- Private
          Placement (a)................................... 4.625    01/15/10      1,093,688
   845    Echostar DBS Corp. ............................. 6.375    10/01/11        868,238
                                                                               ------------
                                                                                  4,615,619
                                                                               ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          MEDIA--NONCABLE  3.3%
$2,500    Clear Channel Communications, Inc. ............. 7.250%   10/15/27   $  2,768,990
   950    Interpublic Group Co., Inc. .................... 5.400    11/15/09        966,535
 2,800    News America Holdings, Inc. .................... 8.875    04/26/23      3,649,604
                                                                               ------------
                                                                                  7,385,129
                                                                               ------------
          NATURAL GAS PIPELINES  1.6%
   285    Consolidated Natural Gas Co. ................... 5.000    03/01/14        286,187
   210    Consolidated Natural Gas Co., Ser A............. 5.000    12/01/14        210,609
   960    Consolidated Natural Gas Co., Ser C............. 6.250    11/01/11      1,055,195
   210    Northwest Pipeline Corp. ....................... 8.125    03/01/10        233,363
   945    Ras Laffan Liquefied Natural Gas Co., Ltd.,
          144A--Private Placement (Qatar) (a)............. 8.294    03/15/14      1,121,325
   675    Texas Eastern Transmission Corp. ............... 7.000    07/15/32        777,981
                                                                               ------------
                                                                                  3,684,660
                                                                               ------------
          NONCAPTIVE-CONSUMER FINANCE  3.9%
   230    American General Finance Corp. ................. 4.625    05/15/09        234,278
 2,000    American General Finance Corp. ................. 4.625    09/01/10      2,002,842
 2,245    Countrywide Home Loans, Inc. ................... 3.250    05/21/08      2,196,957
 1,000    HSBC Finance Corp. ............................. 7.875    03/01/07      1,088,719
   150    HSBC Finance Corp. ............................. 8.000    07/15/10        176,742
 1,555    HSBC Finance Corp. ............................. 6.750    05/15/11      1,747,338
 1,330    SLM Corp. ...................................... 5.000    10/01/13      1,349,176
                                                                               ------------
                                                                                  8,796,052
                                                                               ------------
          NONCAPTIVE-DIVERSIFIED FINANCE  2.0%
   415    CIT Group, Inc. ................................ 7.375    04/02/07        448,329
   415    CIT Group, Inc. ................................ 3.650    11/23/07        413,676
    90    General Electric Capital Corp., Ser A........... 5.875    02/15/12         97,524
 2,100    General Electric Capital Corp., Ser A........... 4.750    09/15/14      2,097,255
   415    General Electric Capital Corp., Ser A........... 6.750    03/15/32        487,374
   935    Newcourt Credit Group, Inc., Ser B (Canada)..... 6.875    02/16/05        939,560
                                                                               ------------
                                                                                  4,483,718
                                                                               ------------
          OIL FIELD SERVICES  0.2%
   280    Panhandle Eastern Pipe Line Co., Ser B.......... 2.750    03/15/07        274,313
   145    Plains Exploration & Production Co. ............ 7.125    06/15/14        158,775
                                                                               ------------
                                                                                    433,088
                                                                               ------------
          PAPER  2.2%
 1,905    International Paper Co. ........................ 5.850    10/30/12      2,033,012
   455    Weyerhaeuser Co. ............................... 6.000    08/01/06        473,003
 2,115    Weyerhaeuser Co. ............................... 6.750    03/15/12      2,386,695
                                                                               ------------
                                                                                  4,892,710
                                                                               ------------
          PROPERTY & CASUALTY  3.2%
 1,195    AIG Sunamerica Global Financial, 144A-- Private
          Placement (a)................................... 6.300    05/10/11      1,305,062
 1,545    Farmers Exchange Capital, 144A-- Private
          Placement (a)................................... 7.050    07/15/28      1,587,098

See Notes to Financial Statements                                             11

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          PROPERTY & CASUALTY (CONTINUED)
$1,565    Farmers Insurance Exchange Surplus, 144A--
          Private Placement (a)........................... 8.625%   05/01/24   $  1,850,688
   125    Hartford Financial Services Group, Inc. ........ 2.375    06/01/06        122,757
 1,800    Mantis Reef Ltd., 144A-- Private Placement
          (Australia) (a)................................. 4.692    11/14/08      1,806,833
   440    Nationwide Mutual Insurance Co., 144A-- Private
          Placement (a)................................... 8.250    12/01/31        545,447
                                                                               ------------
                                                                                  7,217,885
                                                                               ------------
          RAILROADS  4.3%
   745    Burlington Northern Santa Fe Railway Co. ....... 4.575    01/15/21        754,386
   330    CSX Corp. ...................................... 9.000    08/15/06        357,536
 1,000    CSX Corp. ...................................... 6.750    03/15/11      1,120,720
 7,000    Union Pacific Corp. ............................ 8.350    05/01/25      7,407,120
                                                                               ------------
                                                                                  9,639,762
                                                                               ------------
          REAL ESTATE INVESTMENT TRUSTS  0.8%
   250    EOP Operating LP................................ 4.750    03/15/14        242,286
   850    Reckson Operating Partnership LP................ 5.150    01/15/11        858,446
   570    Rouse Co. ...................................... 3.625    03/15/09        537,878
   245    Rouse Co. ...................................... 5.375    11/26/13        235,448
                                                                               ------------
                                                                                  1,874,058
                                                                               ------------
          REFINING  0.3%
   430    Ashland, Inc. .................................. 7.830    08/15/05        441,924
   250    Vintage Petroleum, Inc. ........................ 7.875    05/15/11        267,500
                                                                               ------------
                                                                                    709,424
                                                                               ------------
          RETAIL  3.0%
   250    CVS Corp. ...................................... 5.625    03/15/06        256,422
   270    CVS Corp. ...................................... 3.875    11/01/07        271,399
 1,500    Federated Department Stores, Inc. .............. 6.625    09/01/08      1,634,286
   500    Federated Department Stores, Inc. .............. 6.300    04/01/09        541,631
   490    Lowe's Cos., Inc. .............................. 6.875    02/15/28        579,747
   700    Lowe's Cos., Inc. .............................. 6.500    03/15/29        795,500
 1,275    May Department Stores Co. ...................... 5.950    11/01/08      1,349,218
   700    May Department Stores Co. ...................... 6.700    09/15/28        735,727
   430    May Department Stores Co. ...................... 7.875    03/01/30        511,984
    75    May Department Stores Co. ...................... 6.900    01/15/32         81,368
                                                                               ------------
                                                                                  6,757,282
                                                                               ------------
          SERVICES  0.4%
   562    Iron Mountain, Inc. ............................ 7.750    01/15/15        573,240
   295    Iron Mountain, Inc. ............................ 6.625    01/01/16        276,563
                                                                               ------------
                                                                                    849,803
                                                                               ------------
          SUPERMARKETS  1.1%
   770    Albertson's, Inc. .............................. 7.500    02/15/11        892,909
 1,285    Kroger Co. ..................................... 7.500    04/01/31      1,540,865
                                                                               ------------
                                                                                  2,433,774
                                                                               ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          TECHNOLOGY  0.6%
$  465    Electronic Data Systems Corp. .................. 7.125%   10/15/09   $    512,667
   780    Electronic Data Systems Corp., Ser B............ 6.500    08/01/13        824,951
                                                                               ------------
                                                                                  1,337,618
                                                                               ------------
          TEXTILE  0.4%
   810    Mohawk Industries, Inc. ........................ 7.200    04/15/12        933,317
                                                                               ------------

          TOBACCO  0.9%
   850    Altria Group, Inc. ............................. 7.000    11/04/13        922,546
   890    Altria Group, Inc. ............................. 7.750    01/15/27      1,001,694
                                                                               ------------
                                                                                  1,924,240
                                                                               ------------
          TRANSPORTATION SERVICES  0.4%
 1,000    FedEx Corp. .................................... 2.650    04/01/07        979,953
                                                                               ------------

          WIRELESS COMMUNICATIONS  0.4%
   745    AT&T Wireless Services, Inc. ................... 7.875    03/01/11        879,166
                                                                               ------------

          WIRELINE COMMUNICATIONS  4.4%
   840    AT&T Corp. ..................................... 9.750    11/15/31      1,006,950
 1,410    Deutsche Telekom International Finance BV
          (Netherlands)................................... 8.750    06/15/30      1,867,405
 1,105    Sprint Capital Corp. ........................... 8.750    03/15/32      1,476,733
 2,935    Verizon Communications, Inc. ................... 6.940    04/15/28      3,278,712
 1,215    Verizon Global Funding Corp. ................... 7.750    12/01/30      1,515,381
   590    Verizon New England, Inc. ...................... 6.500    09/15/11        649,915
                                                                               ------------
                                                                                  9,795,096
                                                                               ------------
          TOTAL CORPORATE BONDS  88.5%......................................    197,981,265
                                                                               ------------

          UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  2.9%
 8,750    United States Treasury Bonds (STRIP
          PRINCIPAL)......................................   *      02/15/25      3,158,452
 9,000    United States Treasury Notes (STRIPS)...........   *      05/15/25      3,188,763
                                                                               ------------

          TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS.................      6,347,215
                                                                               ------------

TOTAL LONG-TERM INVESTMENTS  91.4%
  (Cost $192,739,651).......................................................    204,328,480
                                                                               ------------

See Notes to Financial Statements                                             13

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

DESCRIPTION                                                               VALUE
-----------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  7.5%
REPURCHASE AGREEMENT  7.1%
Bank of America Securities LLC ($16,011,000 par collateralized by
  U.S. Government obligations in a pooled cash account, interest rate of 2.00%, dated 12/31/04, to be sold on 01/03/05 at
  $16,013,669)......................................................   $ 16,011,000
                                                                       ------------

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  0.4%
United States Treasury Bills ($250,000 par, yielding 1.465%,
  01/13/05 maturity) (b)............................................        249,878
United States Treasury Bills ($600,000 par, yielding 2.107%,
  03/24/05 maturity) (b)............................................        597,133
                                                                       ------------
TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS...................        847,011
                                                                       ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $16,858,273)................................................     16,858,011
                                                                       ------------
TOTAL INVESTMENTS 98.9%
  (Cost $209,597,924)...............................................    221,186,491
OTHER ASSETS IN EXCESS OF LIABILITIES  1.1%.........................      2,497,519
                                                                       ------------

NET ASSETS  100.0%..................................................   $223,684,010
                                                                       ============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Assets segregated as collateral for open futures transactions.

STRIPS -- Separate Trading of Registered Interest and Principal of Securities

 14                                            See Notes to Financial Statements

VAN KAMPEN BOND FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2004 (Unaudited)

ASSETS:
Total Investments (Cost $209,597,924).......................  $221,186,491
Cash........................................................           758
Interest Receivable.........................................     3,035,882
Other.......................................................        33,638
                                                              ------------
    Total Assets............................................   224,256,769
                                                              ------------
LIABILITIES:
Payables:
  Income Distributions......................................       155,089
  Investment Advisory Fee...................................        79,892
  Variation Margin on Futures...............................        59,906
  Other Affiliates..........................................         8,240
Trustees' Deferred Compensation and Retirement Plans........       181,641
Accrued Expenses............................................        87,991
                                                              ------------
    Total Liabilities.......................................       572,759
                                                              ------------
NET ASSETS..................................................  $223,684,010
                                                              ============
NET ASSET VALUE PER COMMON SHARE
($223,684,010 divided by 11,362,465 shares outstanding).....  $      19.69
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($1.00 par value with 15,000,000 shares
  authorized, 11,362,465 shares issued and outstanding).....  $ 11,362,465
Paid in Surplus.............................................   207,602,030
Net Unrealized Appreciation.................................    11,603,298
Accumulated Undistributed Net Investment Income.............    (1,381,171)
Accumulated Net Realized Loss...............................    (5,502,612)
                                                              ------------
NET ASSETS..................................................  $223,684,010
                                                              ============

See Notes to Financial Statements                                             15

VAN KAMPEN BOND FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended December 31, 2004 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 6,290,408
Other.......................................................       34,765
                                                              -----------
    Total Income............................................    6,325,173
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      519,446
Shareholder Services........................................       37,148
Trustees' Fees and Related Expenses.........................       32,333
Custody.....................................................       13,384
Legal.......................................................        7,008
Other.......................................................       91,767
                                                              -----------
      Total Expenses........................................      701,086
      Less Credits Earned on Cash Balances..................          775
                                                              -----------
      Net Expenses..........................................      700,311
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 5,624,862
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 2,115,785
  Futures...................................................   (1,650,498)
                                                              -----------
Net Realized Gain...........................................      465,287
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    5,653,917
                                                              -----------
  End of the Period:
    Investments.............................................   11,588,567
    Futures.................................................       14,731
                                                              -----------
                                                               11,603,298
                                                              -----------
Net Unrealized Appreciation During the Period...............    5,949,381
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $ 6,414,668
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $12,039,530
                                                              ===========

 16                                            See Notes to Financial Statements

VAN KAMPEN BOND FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE            FOR THE
                                                          SIX MONTHS ENDED      YEAR ENDED
                                                          DECEMBER 31, 2004    JUNE 30, 2004
                                                          ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $  5,624,862       $ 11,670,919
Net Realized Gain.......................................         465,287          7,713,003
Net Unrealized Appreciation/Depreciation During the
  Period................................................       5,949,381        (13,804,682)
                                                            ------------       ------------

Change in Net Assets from Operations....................      12,039,530          5,579,240
Distributions from Net Investment Income................      (5,908,482)       (12,726,925)
                                                            ------------       ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.....       6,131,048         (7,147,685)

NET ASSETS:
Beginning of the Period.................................     217,552,962        224,700,647
                                                            ------------       ------------
End of the Period (Including accumulated undistributed
  net investment income of $(1,381,171) and
  $(1,097,551), respectively)...........................    $223,684,010       $217,552,962
                                                            ============       ============

See Notes to Financial Statements                                             17

VAN KAMPEN BOND FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                SIX
                                                               MONTHS
                                                               ENDED
                                                            DECEMBER 31,    ----------------
                                                                2004         2004      2003
                                                            --------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...................    $19.15       $19.78    $18.78
                                                               ------       ------    ------
  Net Investment Income....................................       .50         1.03      1.10
  Net Realized and Unrealized Gain/Loss....................       .56         (.54)     1.11
                                                               ------       ------    ------
Total from Investment Operations...........................      1.06          .49      2.21
Less Distributions from Net Investment Income..............       .52         1.12      1.21
                                                               ------       ------    ------
NET ASSET VALUE, END OF THE PERIOD.........................    $19.69       $19.15    $19.78
                                                               ======       ======    ======

Common Share Market Price at End of the Period.............    $17.80       $17.02    $19.57
Total Return (b)...........................................     7.63%*      -7.44%    12.67%
Net Assets at End of the Period (In millions)..............    $223.7       $217.6    $224.7
Ratio of Operating Expenses to Average Net Assets..........      .62%         .65%      .65%
Ratio of Convertible Note Expenses to Average Net Assets
  (c)......................................................        --           --        --
Ratio of Net Investment Income to Average Net Assets.......     5.01%        5.24%     5.79%
Portfolio Turnover.........................................       17%*         41%       57%

*   Non-Annualized

(a) As required, effective July 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the year ended June 30, 2002 was to decrease net investment income per share by $.04, increase net realized and unrealized gains and losses per share by $.04 and decrease the ratio of net investment income to average net assets by .24%. Per share, ratios and supplemental data for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.

(b) Total return based on common share market price assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c) On January 3, 1995, the Fund paid off its outstanding convertible extendible note.


YEAR ENDED JUNE 30,
---------------------------------------------------------------------------------
     2002 (a)    2001     2000     1999       1998      1997     1996      1995
---------------------------------------------------------------------------------
      $19.41    $18.70   $19.59   $ 21.16   $  20.26   $19.97   $ 20.41   $ 19.07
      ------    ------   ------   -------   --------   ------   -------   -------
        1.26      1.40     1.43      1.41       1.48     1.56      1.54      1.52
        (.56)      .68     (.93)    (1.56)       .93      .27      (.44)     1.36
      ------    ------   ------   -------   --------   ------   -------   -------
         .70      2.08      .50      (.15)      2.41     1.83      1.10      2.88
        1.33      1.37     1.39      1.42       1.51     1.54      1.54      1.54
      ------    ------   ------   -------   --------   ------   -------   -------
      $18.78    $19.41   $18.70   $ 19.59   $  21.16   $20.26   $ 19.97   $ 20.41
      ======    ======   ======   =======   ========   ======   =======   =======

      $18.50    $19.15   $16.75   $17.875   $19.6875   $19.25   $18.125   $19.125
       3.50%    23.10%    1.88%    -2.45%     10.08%   15.06%     2.61%    14.89%
      $213.4    $220.5   $212.4   $ 222.6   $  240.4   $230.2   $ 226.9   $ 231.9
        .65%      .68%     .64%      .66%       .65%     .68%      .67%      .68%
          --        --       --        --         --       --        --      .39%
       6.39%     7.25%    7.48%     6.79%      7.04%    7.70%     7.47%     7.92%
        107%       88%      71%       10%        27%       8%       11%        8%

See Notes to Financial Statements                                             19

VAN KAMPEN BOND FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Bond Fund (the "Fund") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek interest income while conserving capital through investing in a diversified portfolio consisting primarily of high-quality debt securities.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their sales price as of the close of such securities exchange. Listed securities and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available as noted above, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with its custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At December 31, 2004, there were no when-issued or delayed delivery purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Premiums are amortized and discounts are accreted over the expected life of each applicable security.

VAN KAMPEN BOND FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At June 30, 2004, the Fund had an accumulated capital loss carryforward for tax purposes of $6,354,808, which will expire on June 30, 2011.

    At December 31, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $210,502,079
                                                                ============
Gross tax unrealized appreciation...........................    $ 11,252,878
Gross tax unrealized depreciation...........................        (568,466)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 10,684,412
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays quarterly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended June 30, 2004 was as follows:

                                                                   2004
Distributions paid from:
  Ordinary income...........................................    $12,568,477
  Long-term capital gain....................................            -0-
                                                                -----------
                                                                $12,568,477
                                                                ===========

    As of June 30, 2004, the component of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................       $104,707

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended December 31, 2004, the Fund's custody fee was reduced by $775 as a result of credits earned on cash balances.

VAN KAMPEN BOND FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .42%
Over $500 million...........................................       .35%

    Effective November 1, 2004, the management fee was reduced from .50% for the first $150 million, .45% for the next $100 million, .40% for the next $100 million, and .35% for any average daily net assets greater than $350 million.

    For the six months ended December 31, 2004, the Fund recognized expenses of approximately $5,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates cost of such services to each fund. For the six months ended December 31, 2004, the Fund recognized expenses of approximately $7,400 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses on the Statement of Operations.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $35,352,354 and $43,528,749, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

VAN KAMPEN BOND FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 (UNAUDITED) continued

    During the period, the Fund invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures on U.S. Treasury Bonds and Notes and typically closes the contract prior to delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended December 31, 2004, were as follows:

                                                                CONTRACTS
Outstanding at June 30, 2004................................       325
Futures Opened..............................................       807
Futures Closed..............................................      (822)
                                                                  ----
Outstanding at December 31, 2004............................       310
                                                                  ====

    The futures contracts outstanding as of December 31, 2004 and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
2-Year U.S. Treasury Note Future, March 2005
  (Current Notional Value of $209,594 per contract).........      13         $  5,042

SHORT CONTRACTS:
U.S. Treasury Bond Future, March 2005
  (Current Notional Value of $112,500 per contract).........      18           (8,413)
5-Year U.S. Treasury Note Future, March 2005
  (Current Notional Value of $109,531 per contract).........     207           34,056
10-Year U.S. Treasury Note Future, March 2005
  (Current Notional Value of $111,938 per contract).........      72          (15,954)
                                                                 ---         --------
                                                                 310         $ 14,731
                                                                 ===         ========

5. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN BOND FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, NY 10020

CUSTODIAN AND SHAREHOLDER

SERVICING AGENT

STATE STREET BANK AND TRUST COMPANY
c/o EquiServe LLP
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 24

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2004 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC.
INF VBF SAR 3/05 RN05-000256P-Y12/04
                                                   (VAN KAMPEN INVESTMENTS LOGO)

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

 (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Bond Fund

By:   /s/ Ronald E. Robison
      ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Ronald E. Robison
      ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 17, 2005

By:   /s/ James W. Garrett
      ---------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: February 17, 2005